DEBT (Details) - 12% Notes - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2014
DEBT (Details) - 12% Notes [Line Items]
Convertible Debt						$ 50,000
Debt Instrument, Interest Rate, Effective Percentage		14.00%		14.00%				8.50%
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)						100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						3 years
Investment Warrants, Exercise Price (in Dollars per share)						$ 0.78
Debt Conversion, Converted Instrument, Amount						$ 550,000
Debt Instrument, Unamortized Discount		$ 800,318		$ 800,318		1,934,750	$ 279,435
Interest Expense		$ 81,563	$ 5,276,550	240,380	$ 5,381,125	5,476,084	$ 300,669
12% September 2016 [Member]
DEBT (Details) - 12% Notes [Line Items]
Convertible Debt	$ 3,000,000		$ 3,000,000		$ 3,000,000
Debt Instrument, Interest Rate, Effective Percentage	12.00%		12.00%		12.00%
Debt Instrument, Minimum Interest Payment Period	1 year
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	3 years
Proceeds from Secured Notes Payable						2,450,000
Extinguishment of Debt, Amount				$ 1,728,280		1,728,280
Debt Instrument, Unamortized Discount						2,450,000
Interest Expense						$ 5,189,000
12% September 2016 [Member] | Default [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	18.00%		18.00%		18.00%
10% Convertible Note [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Debt Conversion, Converted Instrument, Amount						$ 300,000
The Greenhouse [Member] | 14% Convertible Note [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Instrument, Interest Rate, Effective Percentage						14.00%
Debt Conversion, Converted Instrument, Amount						$ 250,000
Group A [Member] | 12% September 2016 [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	4,500,000
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.35
Group B [Member] | 12% September 2016 [Member]
DEBT (Details) - 12% Notes [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	4,500,000
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.70